------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                    OMB Number: 3235-0578
                                                    Expires: February 28, 2006
                                                    Estimated average burden
                                                    hours per response: 20.0
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21724

Registrant Name: Nicholas - Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 2/28/2005

Date of Reporting Period: 5/31/2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


NICHOLAS - APPLEGATE INTERNATIONAL & PREMIUM STRATEGY FUND - SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
-----------------------------------------------------------------------------------------------------------------

   Shares                                                                                              Value*
=================================================================================================================
COMMON STOCK--99.5%
AUSTRALIA--3.9%
     BANKING--1.2%
      169,800    Suncorp-Metway Ltd.                                                                $  2,519,600
                                                                                                    ------------

     BUILDING/CONSTRUCTION--0.8%
      177,800    Rinker Group Ltd.                                                                     1,657,855
                                                                                                    ------------

     METALS & MINING--1.9%
      302,000    BHP Billiton Ltd.                                                                     3,802,645
       51,300    BlueScope Steel Ltd.                                                                    312,948
                                                                                                    ------------
                                                                                                       4,115,593
                                                                                                    ------------

                 Total Australia                                                                       8,293,048
                                                                                                    ------------

AUSTRIA--0.2%
     METALS & MINING--0.2%
        6,500    Voestalpine AG                                                                          439,796
                                                                                                    ------------

BELGIUM--4.3%
     BANKING--4.0%
      172,700    Fortis Group (Unit)                                                                   4,712,414
       48,200    KBC Groep NV                                                                          3,921,401
                                                                                                    ------------
                                                                                                       8,633,815
                                                                                                    ------------

     TRANSPORTATION--0.3%
       17,126    Compagnie Maritime Belge SA                                                             556,662
                                                                                                    ------------

                 Total Belgium                                                                         9,190,477
                                                                                                    ------------

FINLAND--1.9%
     METALS & MINING--0.4%
       53,800    Rautaruukki Oyj                                                                         760,608
                                                                                                    ------------

     SEMI-CONDUCTORS--0.1%
       22,700    Perlos Oyj                                                                              217,898
                                                                                                    ------------

     TELECOMMUNICATIONS--1.4%
      178,400    Nokia Oyj                                                                             3,011,296
                                                                                                    ------------

                 Total Finland                                                                         3,989,802
                                                                                                    ------------

FRANCE--9.2%
     AUTOMOTIVE--1.8%
       17,600    Peugeot SA                                                                            1,057,097
       33,100    Renault SA                                                                            2,841,923
                                                                                                    ------------
                                                                                                       3,899,020
                                                                                                    ------------

     AUTOMOTIVE PRODUCTS--0.2%
        6,600    Compagnie Generale des Etablissements Michelin                                          418,384
                                                                                                    ------------

NICHOLAS - APPLEGATE INTERNATIONAL & PREMIUM STRATEGY FUND - SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
-----------------------------------------------------------------------------------------------------------------

   Shares                                                                                              Value*
=================================================================================================================
FRANCE (CONTINUED)
     BANKING--1.2%
       26,200    Societe Generale                                                                   $  2,583,613
                                                                                                    ------------

     BUILDING/CONSTRUCTION--1.1%
       11,000    Eiffage SA                                                                              880,989
       18,800    Vinci SA                                                                              1,412,657
                                                                                                    ------------
                                                                                                       2,293,646
                                                                                                    ------------

     COMPUTER SOFTWARE--0.2%
      462,100    Bull SA **                                                                              376,096
                                                                                                    ------------

     INSURANCE--0.4%
       36,900    AXA SA                                                                                  903,893
                                                                                                    ------------

     METAL FABRICATE/HARDWARE--0.6%
        4,900    Vallourec SA                                                                          1,138,847
                                                                                                    ------------

     OIL & GAS--2.3%
       22,350    Total SA                                                                              4,987,982
                                                                                                    ------------

     PHARMACEUTICALS--1.1%
       26,200    Sanofi-Aventis Group**                                                                2,366,121
                                                                                                    ------------

     TELECOMMUNICATIONS--0.3%
       22,300    France Telecom SA **                                                                    636,300
                                                                                                    ------------

                 Total France                                                                         19,603,902
                                                                                                    ------------

GERMANY--7.3%
     AUTOMOTIVE PRODUCTS--0.5%
       14,500    Continental AG                                                                        1,029,111
                                                                                                    ------------

     BANKING--1.1%
       11,000    Deutsche Bank AG                                                                        857,622
       39,400    Hypo Real Estate Holding AG                                                           1,558,641
                                                                                                    ------------
                                                                                                       2,416,263
                                                                                                    ------------

     INSURANCE--1.3%
       72,100    Hannover Rueckversicherung AG                                                         2,760,363
                                                                                                    ------------

     METALS & MINING--0.3%
       28,200    Salzgitter AG                                                                           663,546
                                                                                                    ------------

     PHARMACEUTICALS--1.3%
       32,900    Celesio AG                                                                            2,713,829
                                                                                                    ------------

     TELECOMMUNICATIONS--0.4%
       48,200    Deutsche Telekom AG                                                                     898,944
                                                                                                    ------------

     UTILITIES--2.4%
       85,400    RWE AG                                                                                5,229,058
                                                                                                    ------------

                 Total Germany                                                                        15,711,114
                                                                                                    ------------

NICHOLAS APPLEGATE INTERNATIONAL & PREMIUM STRATEGY FUND - SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
-----------------------------------------------------------------------------------------------------------------

   Shares                                                                                              Value*
=================================================================================================================
GREECE--2.4%
     BANKING--1.3%
       83,400    National Bank of Greece SA                                                         $  2,798,018
                                                                                                    ------------

     HOTELS/GAMING--1.1%
       85,600    Opap SA                                                                               2,348,682
                                                                                                   -------------

                 Total Greece                                                                          5,146,700
                                                                                                   -------------

HONG KONG--2.6%
     AIRLINES--0.5%
      608,000    Cathay Pacific Airways Ltd.                                                           1,098,940
                                                                                                   -------------

     CONGLOMERATES--0.2%
       22,800    Jardine Matheson Holdings Ltd.                                                          391,861
                                                                                                   -------------

     OIL & GAS--0.9%
    3,477,000    CNOOC Ltd.                                                                            1,895,623
                                                                                                   -------------

     REAL ESTATE--0.5%
      155,000    Hang Lung Properties Ltd.                                                               224,482
      237,000    Hopewell Holdings                                                                       585,408
      274,000    Sino Land Co.                                                                           278,875
                                                                                                   -------------
                                                                                                       1,088,765
                                                                                                   -------------

     TRANSPORTATION--0.5%
      249,000    Orient Overseas International Ltd.                                                    1,075,793
                                                                                                   -------------

                 Total Hong Kong                                                                       5,550,982
                                                                                                   -------------

IRELAND--0.2%
     FOOD--0.2%
      191,500    Fyffes plc                                                                              539,204
                                                                                                   -------------

ITALY--1.9%
     BANKING--1.9%
      467,700    Banca Intesa SpA                                                                      2,192,110
      184,200    Banca Popolare di Lodi Scrl                                                           1,802,962
                                                                                                   -------------
                                                                                                       3,995,072
                                                                                                   -------------

JAPAN--27.1%
     AUTOMOTIVE--4.5%
       65,000    Daihatsu Motor Co. Ltd.                                                                 481,724
      103,000    Honda Motor Co. Ltd.                                                                  5,094,974
      329,000    Isuzu Motors Ltd.                                                                       860,422
      359,000    Mazda Motor Corp.                                                                     1,357,004
       54,000    Toyota Motor Corp.                                                                    1,929,082
                                                                                                   -------------
                                                                                                       9,723,206
                                                                                                   -------------

     AUTOMOTIVE PRODUCTS--0.2%
       17,000    Bridgestone Corp.                                                                       335,919
                                                                                                   -------------

NICHOLAS APPLEGATE INTERNATIONAL & PREMIUM STRATEGY FUND - SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
-----------------------------------------------------------------------------------------------------------------

   Shares                                                                                              Value*
=================================================================================================================
JAPAN (CONTINUED)
     BANKING--0.5%
       65,000    Mitsui Trust Holdings, Inc.                                                        $    637,158
           88    Mizuho Financial Group, Inc.                                                            416,045
                                                                                                    ------------
                                                                                                       1,053,203
                                                                                                    ------------

     ELECTRONICS--0.9%
      132,000    Nippon Electric Glass Co. Ltd.                                                        2,045,914
                                                                                                    ------------

     FINANCIAL SERVICES--1.1%
       12,200    ORIX Corp.                                                                            1,764,749
        9,000    Sanyo Shinpan Finance Co. Ltd.                                                          626,387
                                                                                                    ------------
                                                                                                       2,391,136
                                                                                                    ------------

     FOOD--0.2%
      136,000    Nippon Suisan Kaisha Ltd.                                                               518,674
                                                                                                    ------------

     HAND/MACHINE TOOLS--0.4%
       45,000    Makita Corp.                                                                            880,617
                                                                                                    ------------

     LEISURE--2.1%
       64,000    Sankyo Co. Ltd.                                                                       2,798,774
       90,000    Yamaha Motor Co. Ltd.                                                                 1,648,263
                                                                                                    ------------
                                                                                                       4,447,037
                                                                                                    ------------

     METAL FABRICATE/HARDWARE--0.2%
       88,000    Kitz Corp.                                                                              411,395
                                                                                                    ------------

     METALS & MINING--5.4%
      157,000    Daido Steel Co. Ltd.                                                                    640,800
      142,000    Hitachi Metals Ltd.                                                                     909,514
      120,000    JFE Holdings, Inc.                                                                    3,021,835
    1,337,000    Nippon Steel Corp.                                                                    3,123,707
      193,000    Nisshin Steel Co. Ltd.                                                                  472,113
    2,055,000    Sumitomo Metal Industries Ltd.                                                        3,474,555
                                                                                                    ------------
                                                                                                      11,642,524
                                                                                                    ------------

     OFFICE EQUIPMENT--2.1%
       81,000    Canon, Inc.                                                                           4,401,995
                                                                                                    ------------

     PHARMACEUTICALS--1.6%
       13,200    Eisai Co. Ltd.                                                                          448,194
       64,000    Takeda Pharmaceutical Co. Ltd.                                                        3,089,107
                                                                                                    ------------
                                                                                                       3,537,301
                                                                                                    ------------

     TOBACCO--2.3%
          372    Japan Tobacco, Inc.                                                                   4,880,762
                                                                                                    ------------

     TRANSPORTATION--2.8%
      256,000    Kawasaki Kisen Kaisha Ltd.                                                            1,521,116
      371,000    Mitsui OSK Lines Ltd.                                                                 2,234,204
      404,000    Nippon Yusen KK                                                                       2,207,317
                                                                                                    ------------
                                                                                                       5,962,637
                                                                                                    ------------

NICHOLAS APPLEGATE INTERNATIONAL & PREMIUM STRATEGY FUND - SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
-----------------------------------------------------------------------------------------------------------------

   Shares                                                                                              Value*
=================================================================================================================
JAPAN (CONTINUED)
     UTILITIES--0.8%
       83,000    Kansai Electric Power Co., Inc.                                                    $  1,620,537
                                                                                                     -----------

     WHOLESALE--2.0%
      263,000    Mitsubishi Corp.                                                                      3,488,509
       78,000    Mitsui & Co. Ltd.                                                                       701,385
                                                                                                    ------------
                                                                                                       4,189,894
                                                                                                    ------------

                 Total Japan                                                                          58,042,751
                                                                                                    ------------

LUXEMBOURG--0.2%
     METALS & MINING--0.2%
       18,400    Arcelor                                                                                 367,178
                                                                                                    ------------

NETHERLANDS--0.3%
     INSURANCE--0.3%
       23,700    ING Group NV                                                                            658,103
                                                                                                    ------------

NEW ZEALAND--0.2%
     BUILDING/CONSTRUCTION--0.2%
      110,900    Fletcher Building Ltd.                                                                  488,335
                                                                                                    ------------

NORWAY--0.3%
     OIL & GAS--0.1%
       14,200    Statoil ASA                                                                             251,002
                                                                                                    ------------

     TELECOMMUNICATIONS--0.2%
       40,200    Tandberg Television ASA **                                                              461,687
                                                                                                    ------------

                 Total Norway                                                                            712,689
                                                                                                    ------------

SINGAPORE--0.3%
     TELECOMMUNICATIONS--0.3%
      741,000    Starhub Ltd. **                                                                         681,432
                                                                                                    ------------

SPAIN--3.0%
     BANKING--1.8%
      221,400    Banco Bilbao Vizcaya Argentaria SA                                                    3,484,078
       33,100    Banco Santander Central Hispano SA                                                      379,466
                                                                                                    ------------
                                                                                                       3,863,544
                                                                                                    ------------

     OIL & GAS--0.3%
       23,700    Repsol YPF SA                                                                           594,788
                                                                                                    ------------

     TELECOMMUNICATIONS--0.9%
      119,000    Telefonica SA                                                                         2,002,274
                                                                                                    ------------

                 Total Spain                                                                           6,460,606
                                                                                                    ------------

SWEDEN--5.9%
     AUTOMOTIVE--2.2%
      116,700    Volvo AB, Class B                                                                     4,788,570
                                                                                                    ------------

NICHOLAS APPLEGATE INTERNATIONAL & PREMIUM STRATEGY FUND - SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
-----------------------------------------------------------------------------------------------------------------

   Shares                                                                                              Value*
=================================================================================================================
SWEDEN (CONTINUED)
     BUILDING/CONSTRUCTION--0.5%
       70,500    NCC AB, Class B                                                                    $  1,036,513
                                                                                                    ------------

     HEALTHCARE & HOSPITALS--0.2%
       11,400    Elekta AB, Class B **                                                                   432,010
                                                                                                    ------------

     METALS & MINING--0.5%
       44,000    Ssab Svenskt Stal AB, Ser. A                                                          1,073,556
                                                                                                    ------------

     TELECOMMUNICATIONS--2.5%
      392,600    Telefonaktiebolaget LM Ericsson, Class B                                              1,239,249
      799,300    TeliaSonera AB                                                                        3,970,214
                                                                                                    ------------
                                                                                                       5,209,463
                                                                                                    ------------

                 Total Sweden                                                                         12,540,112
                                                                                                    ------------

SWITZERLAND--8.3%
     BANKING--5.0%
      136,500    Credit Suisse Group                                                                   5,477,664
       67,800    UBS AG                                                                                5,252,700
                                                                                                    ------------
                                                                                                      10,730,364
                                                                                                    ------------

     CHEMICALS--1.0%
       21,800    Syngenta AG **                                                                        2,260,690
                                                                                                    ------------

     FOOD--0.3%
        2,400    Nestle SA                                                                               633,667
                                                                                                    ------------

     INSURANCE--0.6%
        6,500    Swiss Reinsurance Company                                                               403,626
        5,400    Zurich Financial Services AG **                                                         899,827
                                                                                                    ------------
                                                                                                       1,303,453
                                                                                                    ------------

     MANUFACTURING--0.4%
        1,900    Sulzer AG                                                                               792,642
                                                                                                    ------------

     METALS & MINING--0.2%
       19,000    Xstrata plc                                                                             341,704
                                                                                                    ------------

     PHARMACEUTICALS--0.8%
       37,200    Novartis AG                                                                           1,821,666
                                                                                                    ------------

                 Total Switzerland                                                                    17,884,186
                                                                                                    ------------

UNITED KINGDOM--20.0%
     AEROSPACE--0.9%
      397,000    Rolls-Royce Group plc **                                                              1,963,969
                                                                                                    ------------

     BANKING--3.0%
       48,400    Barclays plc                                                                            460,196
      238,300    HBOS plc                                                                              3,477,631
       83,500    Royal Bank of Scotland Group plc                                                      2,458,263
                                                                                                    ------------
                                                                                                       6,396,090
                                                                                                    ------------

NICHOLAS APPLEGATE INTERNATIONAL & PREMIUM STRATEGY FUND - SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
-----------------------------------------------------------------------------------------------------------------

   Shares                                                                                              Value*
=================================================================================================================
UNITED KINGDOM (CONTINUED)
     BUILDING/CONSTRUCTION--1.8%
      161,200    Persimmon plc                                                                      $  2,195,576
      206,900    Wimpey George plc                                                                     1,607,517
                                                                                                    ------------
                                                                                                       3,803,093
                                                                                                    ------------

     DIVERSIFIED MANUFACTURING--0.2%
       94,000    Charter plc **                                                                          463,336
                                                                                                    ------------

     FOOD--0.2%
       65,900    Tesco plc                                                                               376,417
                                                                                                    ------------

     FOOD & BEVERAGE--2.1%
      287,000    SABMiller plc                                                                         4,421,881
                                                                                                    ------------

     INSURANCE--0.3%
       29,200    Aviva plc                                                                               327,778
      151,100    Old Mutual plc                                                                          324,979
                                                                                                    ------------
                                                                                                         652,757
                                                                                                    ------------

     METALS & MINING--1.8%
      314,500    BHP Billiton plc                                                                      3,813,937
                                                                                                    ------------

     OIL & GAS--0.7%
      143,400    BP plc                                                                                1,443,008
                                                                                                    ------------

     PHARMACEUTICALS--0.5%
        6,400    AstraZeneca plc                                                                         272,074
       33,500    GlaxoSmithKline plc                                                                     831,862
                                                                                                    ------------
                                                                                                       1,103,936
                                                                                                    ------------

     RETAIL--3.6%
      262,400    Enterprise Inns plc                                                                   3,716,231
      155,100    Next plc                                                                              4,069,579
                                                                                                    ------------
                                                                                                       7,785,810
                                                                                                    ------------

     TELECOMMUNICATIONS--4.5%
      113,700    BT Group plc                                                                            442,696
      597,900    O2 plc **                                                                             1,389,792
    3,089,100    Vodafone Group plc                                                                    7,802,585
                                                                                                    ------------
                                                                                                       9,635,073
                                                                                                    ------------

     UTILITIES--0.2%
       18,400    Scottish & Southern Energy plc                                                          329,243
                                                                                                    ------------

     WHOLESALE--0.2%
       15,100    Inchcape plc                                                                            538,069
                                                                                                    ------------

                 Total United Kingdom                                                                 42,726,619
                                                                                                    ------------

                 Total Common Stock (cost--$214,688,925)                                             213,022,108
                                                                                                    ------------

NICHOLAS APPLEGATE INTERNATIONAL & PREMIUM STRATEGY FUND - SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
-----------------------------------------------------------------------------------------------------------------

   Shares                                                                                              Value*
=================================================================================================================
PREFERRED STOCK--0.2%
GERMANY--0.2%
     MACHINERY--0.2%
       11,000    Rheinmetall AG (cost--$558,645)                                                    $    558,167
                                                                                                    ------------

  Principal
   Amount
    (000)
-----------
REPURCHASE AGREEMENT--3.9%
      $ 8,366    State Street Bank & Trust Co.,
                 dated 5/31/05, 2.65%, due 6/1/05,
                 proceeds $8,366,616; collateralized by
                 Freddie Mac, 2.55%, 10/12/06 and
                 Fannie Mae, 2.625%, 11/15/06,
                 valued at $8,535,496 with accrued interest (cost--$8,366,000)                         8,366,000
                                                                                                    ------------

                 TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN (cost--$223,613,570)--103.6%          221,946,275
                                                                                                    ------------


    CONTRACTS
    ---------
CALL OPTIONS WRITTEN **--(1.8)%
                 DAX Index, Over the Counter,
         (729)     strike price $4,303, expires 6/30/05                                                 (164,805)
         (923)     strike price $4,327, expires 7/15/05                                                 (201,269)
         (928)     strike price $4,329, expires 7/15/05                                                 (200,003)
       (1,835)     strike price $4,332, expires 7/08/05                                                 (374,967)
         (719)     strike price $4,361, expires 6/30/05                                                 (118,901)
         (905)     strike price $4,365, expires 6/30/05                                                 (145,776)
         (919)     strike price $4,378, expires 7/08/05                                                 (146,287)
         (910)     strike price $4,408, expires 7/15/05                                                 (128,036)
         (903)     strike price $4,438, expires 7/22/05                                                 (110,500)
                 Dow Jones STOXX Index,
       (1,314)     strike price $3,104, expires 7/22/05                                                  (49,002)
                 FTSE All-Share Index, Over the Counter,
       (1,632)     strike price $4,086, expires 7/15/05                                                  (94,778)
                 FTSE Index, Over the Counter,
         (544)     strike price $4,898, expires 6/30/05                                                  (96,638)
         (556)     strike price $4,929, expires 7/08/05                                                  (84,525)
         (548)     strike price $4,939, expires 7/08/05                                                  (76,901)
         (428)     strike price $4,954, expires 7/15/05                                                  (58,039)
         (538)     strike price $4,955, expires 7/15/05                                                  (73,335)
       (1,103)     strike price $4,984, expires 7/08/05                                                  (99,939)
         (548)     strike price $4,991, expires 7/08/05                                                  (46,936)
                 Hang Seng Index, Over the Counter,
       (2,800)     strike price $14,134, expires 7/08/05                                                 (44,228)
                 IBEX 35 Index, Over the Counter,
         (340)     strike price $9,264, expires 6/30/05                                                  (96,611)
         (425)     strike price $9,407, expires 7/08/05                                                  (63,032)
                 NIKKEI Index, Over the Counter,
      (97,541)     strike price $11,172, expires 7/08/05                                                (220,930)
      (48,214)     strike price $11,240, expires 7/15/05                                                (107,795)

NICHOLAS APPLEGATE INTERNATIONAL & PREMIUM STRATEGY FUND - SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
-----------------------------------------------------------------------------------------------------------------

  Contracts                                                                                            Value*
=================================================================================================================
CALL OPTIONS WRITTEN (CONTINUED)
      (47,651)     strike price $11,256, expires 7/08/05                                            $    (93,781)
      (47,658)     strike price $11,267, expires 7/08/05                                                 (85,308)
      (37,610)     strike price $11,325, expires 6/30/05                                                 (55,429)
      (48,144)     strike price $11,370, expires 7/15/05                                                 (72,697)
      (48,148)     strike price $11,370, expires 7/15/05                                                 (79,044)
      (47,190)     strike price $11,406, expires 6/30/05                                                 (47,898)
      (47,168)     strike price $11,434, expires 7/15/05                                                 (65,584)
                 OMX Stockholm 30 Index, Over the Counter,
      (37,625)     strike price $779, expires 7/08/05                                                   (114,128)
      (37,365)     strike price $781, expires 7/15/05                                                   (122,184)
      (55,962)     strike price $794, expires 7/08/05                                                    (89,034)
                 Swiss Market Index, Over the Counter,
       (1,022)     strike price $6,009, expires 7/08/05                                                 (123,740)
       (1,021)     strike price $6,020, expires 7/15/05                                                 (121,075)
       (1,017)     strike price $6,059, expires 6/30/05                                                  (87,462)
                                                                                                    ------------

                 Total call options written (premiums received--$2,423,371)                           (3,960,597)
                                                                                                    ------------

                 TOTAL INVESTMENTS NET OF CALL OPTIONS WRITTEN (cost--$221,190,199)--101.8%          217,985,678

                 LIABILITIES IN EXCESS OF OTHER ASSETS--(1.8%)                                        (3,823,566)
                                                                                                    ------------

                 NET ASSETS-100%                                                                    $214,162,112
                                                                                                    ------------

OTHER INVESTMENTS:
Call Options written for the period April 29, 2004 (commencement of operations) through May 31, 2005:

                                                      CONTRACTS       Premiums
================================================================================
Options outstanding, April 21, 2004                          --              --
Options written                                         622,883      $2,423,371
                                                   -----------------------------
Options outstanding, May 31, 2005                       622,883      $2,423,371
                                                   =============================

NOTES TO SCHEDULE OF INVESTMENTS:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The price used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

   Portfolio  Securities  initially  valued in  currencies  other  than the U.S.
   dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the Fund's net asset value may be affected by the changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. When fair-valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of securities or securities indices) that occur after the close of the relevant market and before the time the Fund's net asset value is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair-value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair-value estimates. Fair-value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities.

** Non-income  producing.

GLOSSARY:

Unit - More than one class of securities traded together.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

     (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas - Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 25, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 25, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 25, 2005